Shareholders' equity - Changes in shares of common stock outstanding (Detail) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Stockholders' Equity [Abstract]
Common stock outstanding at beginning of year	3,310,800,799	3,392,937,486	3,528,429,451
Decrease of common stock by cancellation of treasury stock		(150,000,000)	(179,000,000)
Common stock held in treasury:
Repurchases of common stock	(299,381,781)	(100,020,867)	(170,027,391)
Sales of common stock	390	180	201
Common stock issued to employees	27,168,085	17,894,000	34,115,500
Cancellation of treasury stock		150,000,000	179,000,000
Other net change in treasury stock		(10,000)	419,725
Common stock outstanding at end of year	3,038,587,493	3,310,800,799	3,392,937,486